Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Selling General and Administrative Expenses (Details) - Selling, General and Administrative Expenses [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Selling General and Administrative Expenses (Details) [Line Items]
Personnel expenses	€ 11,441	€ 11,506	€ 10,243
Legal and consulting fees	8,516	5,114	4,984
Administration fee	3,407	3,466	2,741
Marketing costs	1,186	1,222	1,554
Insurance expenses	2,460	2,839	1,774
Depreciation and amortization	778	671	522
Other expenses	5,010	6,770	6,005
Total	€ 32,797	€ 31,588	€ 27,823